Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Dates
30-Apr-2024
Actual/360 Days
30
30/360 Days
30
15-May-2024
15-May-2024
Collection Period No.
7
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Apr-2024
13-May-2024
14-May-2024
15-May-2024
15-Apr-2024
15-Apr-2024
Summary
Beginning
Balance
7,432,193.97
467,620,000.00
467,620,000.00
83,110,000.00
Principal
Payment
7,432,193.97
32,722,604.54
0.00
0.00
Ending
Balance
0.00
434,897,395.46
467,620,000.00
83,110,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
25.451847
69.976914
0.000000
0.000000
Initial
Balance
292,010,000.00
467,620,000.00
467,620,000.00
83,110,000.00
Note
Factor
0.000000
0.930023
1.000000
1.000000
1,025,782,193.97
985,627,395.46
40,154,798.51
T
otal Note Balance
1,310,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
33,599,560.39
1,059,381,754.36
58,566,127.38
1,1
17,947,881.74
33,599,560.39
1,019,226,955.85
56,262,477.25
1,075,489,433.10
33,622,415.40
1,343,982,415.40
76,016,708.61
1,419,999,124.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
33,622,415.40
33,599,560.39
33,599,560.39
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.920000%
5.950000%
6.010000%
Interest Payment
0.00
2,306,925.33
2,318,615.83
416,242.58
Interest per
$1000 Fac
e
Amount
0.000000
4.933333
4.958333
5.008333
Interest & Principal
Payment
7,432,193.97
35,029,529.87
2,318,615.83
416,242.58
Interest & Principal Payment
per $1000 Fac
e
Amount
25.451847
74.910247
4.958333
5.008333
$45,196,582.25
T
otal
$5,041,783.74

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
48,354,310.22
0.00
48,354,310.22
39,882,342.45
6,884,903.55
487,825.85
921,507.46
0.00
0.00
177,730.91
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
931,623.23
0.00
0.00
5,041,783.74
0.00
0.00
40,154,798.51
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
48,354,310.22
2,226,104.74
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
931,623.23
0.00
0.00
0.00
931,623.23
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
5,041,783.74
0.00
2,306,925.33
2,318,615.83
416,242.58
0.00
0.00
0.00
0.00
0.00
5,041,783.74
0.00
2,306,925.33
2,318,615.83
416,242.58
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,041,783.74
5,041,783.74
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
40,154,798.51
0.00
0.00
0.00
40,154,798.51
Aggregate Principal Distributabl
e
Amount
40,154,798.51
40,154,798.51
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,359,956.04
0.00
3,359,956.04
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
13,797.57
163,933.34
177,730.91
3,359,956.04
0.00
13,797.57
13,797.57
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Pool Statistics
Pool Data
7.16%
50.28
18.18
Cutoff Date Pool Balance
Amount
1,419,999,124.01
Pool Balance beginning of Collection Period
1,117,947,881.74
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,075,489,433.10
25,541
26,059
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,224
23,183,897.76
16,698,444.69
0.00
2,576,106.19
Pool Factor
75.74%
7.07%
58.10
10.12

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
25,541
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.94%
0.80%
0.19%
0.07%
100.00%
1,064,085,728.07
8,617,694.66
2,004,166.28
781,844.09
1,075,489,433.10
25,342
148
38
13
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.259%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
22,406.86
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.429%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
7,282,228.60
1,202,236.70
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
52
325
Losses
(1)
Amount
2,576,106.19
481,566.97
892,302.52
Number of Receivables
Number of Receivables
Amount
16,901,060.74
7,022,338.39
2,596,493.75
Current
Cumulative
0.513%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.315%
Prior Collection Period
1.228 % Second Prior
Collection
Period
1.858
%
Third
Prior
Collection
Period
1.316%